Shareholder Report	12 Months Ended
Mar. 31, 2026 USD ($) $ / shares
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Legg Mason ETF Investment Trust
Entity Central Index Key	0001645194
Entity Investment Company Type	N-1A
Document Period End Date	Mar. 31, 2026
Shareholder Report Annual or Semi-Annual	annual shareholder report
Franklin International Low Volatility High Dividend Index ETF
Shareholder Report [Line Items]
Fund Name	Franklin International Low Volatility High Dividend Index ETF
Class Name	Franklin International Low Volatility High Dividend Index ETF
Trading Symbol	LVHI
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Franklin International Low Volatility High Dividend Index ETF for the period April 1, 2025, to March 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Franklin International Low Volatility High Dividend Index ETF	$46	0.40%

Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.40%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended March 31, 2026, Franklin International Low Volatility High Dividend Index ETF returned 31.04%. The Fund compares its performance to the Franklin International Low Volatility High Dividend Hedged  Index-NR and the MSCI World ex U.S. IMI (Local) Index-NR, which returned 31.41% and 20.09%, respectively, for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	By country, Canada, Japan and the U.K. contributed the most meaningfully given their weight in the Underlying Index and strong double-digit returns.
↑	By sector, financials, energy, and industrials contributed with strong double-digit returns.

Top detractors from performance:
↓	By country, Belgium and Denmark produced the weakest performance given their single digit returns and weight in the Underlying Index.
↓	By sector, consumer discretionary and consumer staples were the leading detractors with weak single digit returns.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended March 31, 2026

	1 Year	5 Year	Since Inception (7/27/2016)
Franklin International Low Volatility High Dividend Index ETF (NAV)	31.04	16.36	11.25
MSCI All Country World ex-U.S. Index-NR	24.91	7.02	8.34
Franklin International Low Volatility High Dividend Hedged Index-NR	31.41	16.80	11.70
MSCI World ex U.S. IMI (Local) Index-NR	20.09	10.08	9.41

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit
https://www.franklintempleton.com/investments/options/exchange-traded-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 4,593,334,917
Holdings Count | $ / shares	193
Advisory Fees Paid, Amount	$ 13,295,257
Investment Company Portfolio Turnover	30.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of March 31, 2026)

Total Net Assets	$4,593,334,917
Total Number of Portfolio Holdings (excludes derivatives, except purchased options, if any)	193
Total Management Fee Paid (based on a unitary fee)	$13,295,257
Portfolio Turnover Rate	30%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of March 31, 2026) Portfolio Composition* (% of Total Investments)	[1]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Franklin U.S. Low Volatility High Dividend Index ETF
Shareholder Report [Line Items]
Fund Name	Franklin U.S. Low Volatility High Dividend Index ETF
Class Name	Franklin U.S. Low Volatility High Dividend Index ETF
Trading Symbol	LVHD
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Franklin U.S. Low Volatility High Dividend Index ETF for the period April 1, 2025, to March 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Franklin U.S. Low Volatility High Dividend Index ETF	$28	0.27%

Expenses Paid, Amount	$ 28
Expense Ratio, Percent	0.27%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended March 31, 2026, Franklin U.S. Low Volatility High Dividend Index ETF returned 7.42%. The Fund compares its performance to the Russell 3000 Index and the Franklin Low Volatility High Dividend Index-NR, which returned 18.09% and 7.69%, respectively, for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	By sector, utilities, financials, health care and energy, given their weight in the underlying index and strong double-digit returns, were leading contributors.

Top detractors from performance:
↓
The consumer staples sector was the leading detractor from a sector perspective given its weight in the underlying index and negative return for the period. Other sector detractors given their weights and weak, albeit positive, returns were the materials and consumer discretionary sectors.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended March 31, 2026

	1 Year	5 Year	10 Year
Franklin U.S. Low Volatility High Dividend Index ETF (NAV)	7.42	7.69	8.24
Russell 3000 Index	18.09	10.87	13.72
Franklin Low Volatility High Dividend Index-NR	7.69	7.96	8.50

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit
https://www.franklintempleton.com/investments/options/exchange-traded-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 608,388,703
Holdings Count | $ / shares	114
Advisory Fees Paid, Amount	$ 1,573,599
Investment Company Portfolio Turnover	30.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of March 31, 2026)

Total Net Assets	$608,388,703
Total Number of Portfolio Holdings (excludes derivatives, except purchased options, if any)	114
Total Management Fee Paid (based on a unitary fee)	$1,573,599
Portfolio Turnover Rate	30%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of March 31, 2026) Portfolio Composition* (% of Total Investments)	[2]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents

[1]
*	Does not include derivatives, except purchased options, if any.

[2]
*	Does not include derivatives, except purchased options, if any.